COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Composition Of Certain Financial Statement Captions [Line Items]
Prepaid insurance		$ 10,552	$ 50,779
Prepaid and other		13,748	35,746
Prepaid Expense and Other Assets, Current	$ 18,451	$ 24,300	$ 86,525